Net sales (Tables)	12 Months Ended
Dec. 31, 2025
Net sales
Analysis of Revenue from Continuing Operations
	Consolidated
	Years ended on December 31,
	2025	2024	2023
Gross revenue from the sale of products and services	46,069,211	50,141,542	45,298,287
Construction revenue	1,568,285	1,602,284	1,494,142
Indirect taxes and other deductions	(7,218,900)	(7,793,084)	(7,323,932)
Net sales	40,418,596	43,950,742	39,468,497

Revenue Disaggregated by Products and Service Lines and Timing of Revenue Recognition
	Consolidated
	Years ended on December 31,
	2025	2024	2023
At a point in time
Natural gas distribution	12,844,764	16,186,692	15,737,450
Lubricants, base oil and other	8,812,257	9,424,869	9,285,675
Lease and sale of property	653,785	1,441,809	743,411
Other	2,194,419	596,632	538,445
	24,505,225	27,650,002	26,304,981
Over time
Railroad transportation services	13,053,660	13,251,052	10,379,017
Construction revenue	1,568,285	1,602,284	1,494,141
Container operations	794,116	685,337	558,699
Other services	507,874	823,500	792,951
	15,923,935	16,362,173	13,224,808

Eliminations	(10,564)	(61,433)	(61,292)
Total net sales	40,418,596	43,950,742	39,468,497